Cover	May 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 24, 2023
Entity Registrant Name	Digital Media Solutions, Inc.
Entity Central Index Key	0001725134
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38393
Entity Tax Identification Number	98-1399727
Entity Address, Address Line One	4800 140th Avenue N.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33762
City Area Code	877
Local Phone Number	236-8632
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	DMS
Security Exchange Name	NYSE
Redeemable Warrants to Acquire Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants to acquire Class A common stock
Trading Symbol	DMS WS
Security Exchange Name	NYSE